Other Non-Current Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Other Assets Noncurrent [Abstract]
Rental deposits	¥ 8,330	$ 1,197	¥ 8,355
Non-current portion of prepayments to suppliers and other business related expenses	8,698	1,249	9,099
Long-term receivable from an unrelated party			6,000
Others	2,831	407
Total	¥ 19,859	$ 2,853	¥ 23,454
Long term receivable unrelated party (in year)	2 years
The interest rate of Loan granted to the unrelated party (in percent)	10.00%